Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	1,500	1,500
Temporary Equity, Shares Issued	480	600
Temporary Equity, Shares Outstanding	480	600
Temporary Equity, Liquidation Preference	$ 693,580	$ 784,044
Preferred Stock, Shares Outstanding	38
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Issued	1,652,102	486,806
Common Stock, Shares, Outstanding	1,652,102	486,806
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	2,500	2,500
Preferred Stock, Shares Issued	1,509	281
Preferred Stock, Shares Outstanding	1,509	281
Series E Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	8,500	8,500
Preferred Stock, Shares Issued	0	7,650
Preferred Stock, Shares Outstanding	0	7,650